Leases - Lease Obligations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lease Disclosure [Abstract]
Balance – Beginning of period	$ 2,109
Additions	1,273
Disposals	(29)
Interest accretion	114
Lease repayments	(1,460)
Effects of foreign exchange	21
Balance – End of period	2,028
Current	1,703	$ 1,470
Non-current	325	639
Lease liabilities	$ 2,028	$ 2,109